Putnam Investments
100 Federal Street
Boston, MA 02110
November 27, 2019

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam RetirementReady® Funds (the “Trust”) (Reg. Nos. (333-117134) (811-21598)
Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
on behalf of Putnam RetirementReady 2060 Fund, Putnam RetirementReady 2055 Fund, Putnam
RetirementReady 2050 Fund, Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund,
Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady
2025 Fund, Putnam RetirementReady 2020 Fund and Putnam Retirement Income Fund Lifestyle 1
(collectively, the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 30 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 25, 2019.

Comments or questions concerning this certificate may be directed to Peter T. Fariel at 1-800-225-2465, ext. 10023

Very truly yours,

Putnam RetirementReady® Funds

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc: James Thomas, Esq.